Summary of Significant Accounting Policies (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summaryof Significant Accounting Policies [Line Items]
Total cash and cash equivalents (including restricted cash)	$ 469,134	$ 78,997	$ 1,174,867
One Energy Enterprises Inc [Member]
Summaryof Significant Accounting Policies [Line Items]
Cash and cash equivalents	1,368,991	648,037
Restricted Cash	1,106,798	1,106,375
Total cash and cash equivalents (including restricted cash)	$ 2,475,789	$ 1,754,412	$ 1,721,013